Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents	$ 180,512	$ 50,572
Restricted Cash - Current (note 16)	3,714	2,221
Accounts receivable, net of allowance of $6.4 million (2021 - $1.8 million )	116,707	41,085
Assets held for sale (note 19)	0	43,543
Due from affiliates (note 14c)	2,486	4,220
Current portion of derivative assets (note 11)	2,087	0
Bunker and lube oil inventory	60,832	49,028
Prepaid expenses	10,248	10,223
Accrued revenue (note 3)	82,923	44,503
Total current assets	459,509	245,395
Restricted Cash - long-term (note 16)	3,135	3,135
At cost, less accumulated depreciation of $171.8 million (2021 - $271.9 million) (notes 9 and 19)	429,987	925,249
Vessels related to finance leases, at cost, less accumulated depreciation of $290.0 million (2021 - $112.9 million) (notes 10 and 19)	823,381	411,749
Operating lease right-of-use assets (notes 10 and 19)	42,894	14,257
Total vessels and equipment	1,296,262	1,351,255
Investment in and advances to equity-accounted joint venture (note 5)	16,198	12,954
Derivative assets (note 11)	1,622	668
Other non-current assets	3,451	1,422
Intangible assets at cost, less accumulated depreciation of $4.6 million (2021 - $4.2 million) (note 6)	1,051	1,494
Goodwill (note 6)	2,426	2,426
Total assets	1,783,654	1,618,749
Supplemental Balance Sheet Elements [Abstract]
Accounts Receivable, after Allowance for Credit Loss	6,400	1,800
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	171,800	271,900
Sale Leaseback Transaction, Accumulated Depreciation	290,000	112,900
Accumulated amortization	4,600	4,200
Current
Accounts payable	42,350	34,832
Accrued liabilities (notes 7, 14c, 20 and 21)	47,469	32,583
Short-term debt (note 8)	0	25,000
Current portion of long-term debt (note 9)	0	15,500
Current portion of derivative liabilities (note 11)	0	122
Current obligations related to finance leases (note 10)	60,161	27,032
Current portion of operating lease liabilities (notes 2 and 10)	16,585	9,389
Due to affiliates (note 14c)	1,141	10,944
Other current liabilities	2,468	1,686
Total current liabilities	170,174	157,088
Long-term Debt, Excluding Current Maturities	0	304,791
Long-term obligations related to finance leases (note 10)	472,599	267,449
Long-term operating lease liabilities (notes 2 and 10)	26,858	4,868
Other long-term liabilities (note 21)	44,017	46,141
Total liabilities	713,648	780,337
Commitments and contingencies (notes 5, 8, 9, 10 and 11)
Equity
Common stock, shares authorized (in shares)	585,000,000.0	585,000,000.0
Common stock and paid-in capital (585.0 million shares authorized, 29.3 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2022 and 585.0 million shares authorized, 29.2 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2021) (note 13)	$ 1,303,610	$ 1,301,102
Accumulated deficit	(233,604)	(462,690)
Total equity	1,070,006	838,412
Total liabilities and equity	$ 1,783,654	$ 1,618,749
Class A
Equity
Common stock, shares authorized (in shares)	485,000,000	485,000,000
Common Stock, Shares, Issued	29,300,000	29,200,000
Common Stock, Shares, Outstanding	29,300,000	29,200,000
Common Class B [Member]
Equity
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common Stock, Shares, Issued	4,600,000	4,600,000
Common Stock, Shares, Outstanding	4,600,000	4,600,000